Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Balances and Transactions	The following is a list of related parties which the Group has balances and transactions with:
Name of entity or individual	Relationship
Mr. Gerard Kim Meng Lim (“Gerard Lim”) (b)(ii)(iii)	Chief Executive Officer and controlling shareholder

Ms. Khoo Kwai Fun (“Ms Khoo”) (b)(ii)(iv)	Spouse of the controlling shareholder and became a shareholder of the Company in January 2024

Mr. Au Say Kiat (b)(ii)(x)	Close family member of the controlling shareholder and became a shareholder of the Company in February 2024

Isa Wellness Marketing (b)(ii)(viii)	An entity controlled by a close family member of the controlling shareholder

EPetani Sdn. Bhd. (b)(ii)(ii)	Significantly influenced by Mr. Gerard Kim Meng Lim and ceased to be a related party in January 2024*

Isa Farm Sdn. Bhd.	Under common control of the controlling shareholder

Braiven Co., Ltd. (b)(ii)(vi)	Significantly influenced by key management of the Group*

HWG Cash (b)(ii)(vii)	Under common control of Mr. Lim Chun Hoo and ceased to be a shareholder in January 2024

Agroz Ventures Sdn. Bhd. (b)(ii)(i)	Significantly influenced by Agroz Group**

Agroz Vertical Farms Sdn. Bhd. (b)(ii)(v)	Significantly influenced by Agroz Group**

Agroz Asia Sdn. Bhd.	Under common control of the controlling shareholder

Ahoku Ventures Sdn. Bhd. (b)(ii)(ix)	Under common control of the controlling shareholder

*	Mr. Gerard Kim Meng Lim or key management of the Group holds a voting interest of 10% or more and has the right to participate in the financial and operating policy decisions of the applicable company, but does not have control.

**	Agroz Group’s shareholdings of 19% in each of Agroz Ventures and Agroz Vertical Farms are proxy holdings, with such shares held in trust. While shareholders holding 10% or more of the voting power in an entity are presumed to have a significant influence on the entity under Item 7B of Form 20-F, under International Accounting Standards (“IAS”) 28 and International Financial Reporting Standards (“IFRS”) 9, significant influence requires a holding of 20% or more in voting power. Agroz Group does not possess any Director nomination rights, voting power, or decision-making influence on the Board of Directors of either Agroz Ventures or Agroz Vertical Farms. Although Agroz Group meets the significant influence presumption under Item 7B of Form 20-F, it does not meet the criteria under IAS 28 and IFRS 9 for significant influence. Therefore, Agroz Group does not believe these proxy holdings should be accounted under equity method. These proxy holdings additionally do not meet the criteria of assets under IASB Framework. The Company, through its wholly owned subsidiary, Agroz Group Sdn Bhd, pursuant to agreements with each of these entities, agreed to operate vertical farms based on guidelines and instructions from Agroz Ventures and Agroz Vertical Farms’ management teams, in return for a share of such vertical farms’ revenue. Such revenue is received by Agroz Group in consideration of the services Agroz Group provides and the license it grants to use its technology. Agroz Group does not make management decisions on behalf of Agroz Ventures and Agroz Vertical Farms in the operation of such vertical farms, and in such capacity, Agroz Group exercises no control over Agroz Ventures and Agroz Vertical Farms in accordance to IFRS 10. This is because Agroz Group does not have the power or ability to direct such related parties’ activities, which activities would affect investee’s return. Agroz Group also has no purchase or funding obligations to Agroz Ventures and Agroz Vertical Farms. While IFRS 15 Revenue from Contracts with Customers will be applied for Agroz Group’s performance obligations under such agreements (i.e., operating Agroz Ventures and Agroz Vertical Farms’ vertical farms), the transaction price for Agroz Group’s performance obligations is share of revenue on inhouse produced vegetable sales revenue to other parties except Agroz as management fee. During the year ended December 31, 2024, the management fee earned on vegetable sales revenue is insignificant. There was no management fee earned for the year ended December 31, 2023.
(b)	Transactions with related parties

Schedule of Key Management Personnel Compensation	Key management personnel compensation
	For the year ended December 31,
	2023	2024
	MYR	MYR	USD

Salaries	200,000	1,407,150	314,834
Contribution to social security contribution plan	9,886	29,959	6,703
	209,886	1,437,109	321,537

Schedule of Other Transactions with Related Parties	Other transactions with related parties
	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Farm solution sales to
Agroz Ventures Sdn. Bhd. (i)	4,000,000	—	—
Agroz Vertical Farms Sdn. Bhd. (v)	—	1,400,174	313,273

Fresh vegetable sales to
EPetani Sdn. Bhd. (ii)	1,145,443	—	—
Isa Wellness Marketing (viii)	327,776	32,841	7,348

Consultancy fees to
Ahoku Ventures Sdn. Bhd. (ix)	350,000	—	—

Commission fee to
Au Say Kiat (x)	137,912	—	—

Purchases of fresh produce from
EPetani Sdn. Bhd. (ii)	48,581	—	—
Agroz Vertical Farms Sdn. Bhd. (v)	886,100	4,115,842	920,873
Agroz Ventures Sdn. Bhd. (i)	—	274,733	61,468

Purchase of IT software from
Braiven Co., Ltd. (vi)	1,423,354	6,341,924	1,418,934

Expenses paid by the Group on behalf of
Agroz Vertical Farms Sdn. Bhd. (v)	1,571,296	818,196	183,062
Agroz Ventures Sdn. Bhd. (i)	19,000	751,695	168,183

Loan from
HWG Cash (vii)	1,363,000	—	—

Interest on a loan from
HWG Cash (vii)	17,081	27,260	6,099

Expenses paid on behalf of the Group by
Gerard Lim (iii)	350,927	240	54
Khoo Kwai Fun (iv)	110,289	120,637	26,991
HWG Cash (vii)	1,178,275	—	—

Payments to
EPetani Sdn. Bhd. (ii)	70,302	—	—
Gerard Lim (iii)	339,333	53,280	11,921
Khoo Kwai Fun (iv)	257,749	105,028	23,499
Ahoku Ventures Sdn. Bhd. (ix)	350,000	—	—
Au Say Kiat (x)	137,912	—	—
Braiven Co., Ltd. (vi)	684,684	7,040,368	1,575,203
Agroz Vertical Farms Sdn. Bhd. (v)	—	1,510,233	337,898
HWG Cash (vii)	—	70,925	15,869

Payments from
Agroz Ventures Sdn. Bhd. (i)	—	3,021,580	676,044
ISA Wellness Marketing (viii)	—	551,350	123,358
Agroz Vertical Farms Sdn. Bhd. (v)	—	1,300,568	290,987
(i)	During the years ended December 31, 2023 and 2024, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 19,000 and MYR 751,695 (USD 168,183) respectively. During the year ended December 31, 2024, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 274,733 (USD 61,468). Agroz Group sold its farm solutions to Agroz Ventures Sdn. Bhd. amounted to MYR 4,000,000 during the year ended December 31, 2023 and received payments amounted to MYR 3,021,580 (USD 676,044) during the year ended December 31, 2024.

(ii)	Agroz Group purchased fresh produce from EPetani Sdn. Bhd. amounting to MYR 48,581 during the year ended December 31, 2023 respectively. The Group made payments to EPetani Sdn. Bhd. amounted to MYR 70,302 during the year ended December 31, 2023. Also, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 1,145,443 during the year ended December 31, 2023 respectively. In January 2024, Mr. Gerard Lim disposed shares in EPetani Sdn. Bhd. and EPetani Sdn. Bhd. no longer a related party to the Group. During the year ended December 31, 2024, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 7,968,903 (USD 1,782,952) and received payments amounted to MYR 4,531,555 (USD 1,013,884).

(iii)	During the years ended December 31, 2023 and 2024, certain operating expenses of Agroz Group amounted to MYR 350,927 and MYR 240 (USD 54) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 339,333 and MYR 53,280 (USD 11,921) to Mr. Gerard Lim during the years ended December 31, 2023 and 2024 respectively.

(iv)	Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 110,289 and MYR 120,637 (USD 26,991) during the years ended December 31, 2023 and 2024 respectively. Agroz Group has repaid MYR 257,749 and MYR 105,028 (USD 23,499) to Khoo Kwai Fun during the years ended December 31, 2023 and 2024 respectively.

(v)	During the years ended December 31, 2023 and 2024, Agroz Group purchased fresh produce from Agroz Vertical Farms Sdn. Bhd. amounted to MYR 886,100 and MYR 4,115,842 (USD 920,873) respectively. Also, Agroz Group paid expenses on behalf of Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,571,296 and MYR 818,196 (USD 183,062) during the year ended December 31, 2023 and 2024. During the year ended December 31, 2024, Agroz Group sold its farm solutions to Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,400,174 (USD 313,273) and received payments amounted to MYR 1,300,568 (USD 290,987) during the year ended December 31, 2024. Agroz Group repaid MYR 1,510,233 (USD 337,898) during the year ended December 31, 2024.

(vi)	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 1,423,354 and paid MYR 684,684 during the year ended December 31, 2023. During the year ended December 31, 2024, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 6,341,924 (USD 1,418,934) and paid MYR 7,040,368 (USD 1,575,203).

(vii)	As of December 31, 2023, amount owing to HWG Cash consists of interest-bearing borrowing amounted to MYR 1,363,000 and related interest payable MYR 17,081 (note 21), and cash advances to the Group amounted to MYR 1,178,275. During the year ended December 31, 2024, Agroz Group incurred additional interest amounted to MYR 27,260 (USD 6,099) (note 21) and repaid MYR 70,925 (USD 15,869) to HWG Cash.

(viii)	During the years ended December 31, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 327,776 and MYR 32,841 (USD 7,348) respectively. Agroz Group received payments amounted to MYR 551,350 (USD 123,358) during the year ended December 31, 2024.

(ix)	The Group paid consultancy fees to Ahoku Ventures Sdn. Bhd. amounted to MYR 350,000 as this entity advises for design of CEA vertical farms during the year ended December 31, 2023.

(x)	The Group had paid a commission to Au Say Kiat for introducing new investors during the year ended December 31, 2023, amounted to MYR 137,912.

Schedule of Balances with Related Parties	Balances with related parties
	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Included in trade receivables from related parties, net
Agroz Ventures Sdn. Bhd.	3,980,000	588,000	131,559
EPetani Sdn. Bhd.	1,475,736	—	—
Isa Wellness Marketing	548,594	32,513	7,275
Agroz Vertical Farm Sdn. Bhd.	—	99,500	22,262
Total trade receivables from related parties, net	6,004,330	720,013	161,096

Included in amounts due from related parties
Agroz Asia Sdn. Bhd.	1,000	—	—
Agroz Ventures Sdn. Bhd.	21,580	751,695	168,183
Agroz Vertical Farm Sdn. Bhd.	685,196	—	—
Isa Farm Sdn. Bhd.	3,300	—	—
Total amounts due from related parties	711,076	751,695	168,183
Included in prepayments to a related party
Braiven Co., Ltd.	1,423,354	5,517,306	1,234,435

Included in amounts due to related parties
HWG Cash
- Non-current	1,363,000	—	—
- Current	1,195,356	2,514,691	562,634
Gerard Lim	86,731	33,691	7,539
Braiven Co., Ltd.	738,670	40,226	9,000
Khoo Kwai Fun	20,289	35,898	8,032
Agroz Ventures Sdn. Bhd.	—	274,733	61,468
Agroz Vertical Farm Sdn. Bhd.	—	1,102,611	246,697
Total amounts due to related parties	3,404,046	4,001,850	895,370